Basis of presentation	12 Months Ended
Dec. 31, 2021
Basis of presentation [Abstract]
Basis of presentation
2. Basis of presentation
The accompanying unaudited pro forma condensed combined financial information gives effect to the acquisition of Zomagen and Oppilan by Ventyx. The unaudited pro forma condensed combined financial information is based on the historical consolidated financial statements of Ventyx, Zomagen and Oppilan, and the assumptions and adjustments set forth in these notes. In accordance with the financial statement requirements contained in Article 11 of Regulation
S-X,
pro forma condensed combined financial information is presented as outlined below:

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The unaudited pro forma condensed statement of operations for the year ended December 31, 2021 combines the historical audited consolidated operations of Ventyx for the year ended December 31, 2021, with the historical consolidated statement of operations of Zomagen and Oppilan for the period from January 1, 2021 to February 25, 2021. Zomagen’s and Oppilan’s results for the period from February 26, 2021 to December 31, 2021 are included within the Ventyx’s consolidated statement of operations for the year ended December 31, 2021.

The unaudited pro forma condensed combined financial information is provided for informational purposes only and is based on available information and reasonable assumptions. It does not purport to represent what the actual consolidated results of operations or the consolidated financial position of Ventyx would have been if the acquisition occurred on the dates indicated, nor is it necessarily indicative of future consolidated results of operations or consolidated financial position. The actual financial position and results of operations will differ, perhaps significantly, from the pro forma amounts reflected herein due to a variety of factors, including access to additional information, changes in value not currently identified and changes in financial position and operating results following the date of the unaudited pro forma condensed combined financial information.
Pro forma transaction accounting adjustments are included only to the extent they are adjustments that reflect the accounting for the transaction in accordance with U.S. GAAP.
The Acquisitions were accounted for using the asset acquisition method of accounting with Ventyx as the accounting acquirer and Zomagen and Oppilan as the accounting acquirees.

The unaudited pro forma condensed combined financial information should be read in conjunction with the historical consolidated financial statements and accompanying notes of Ventyx included within the Prospectus and the Annual Report on Form
10-K.